EMPLOYEE BENEFIT PLANS - Net Periodic Pension Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Prior service cost amortization		$ 0.1
Pension Benefit, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	7.7	6.6	6.5
Interest cost	52.6	62.9	69.6
Expected return on plan assets	(65.1)	(67.1)	(70.0)
Prior service cost amortization	1.1	1.0	1.0
Transition obligation amortization	0	0	0
Actuarial loss amortization	5.7	6.2	2.5
Settlement / curtailment loss (gain)	0	11.3	1.9
Net periodic pension expense	2.0	20.9	11.5
Pension Benefit, Non-U.S Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	13.4	12.1	12.6
Interest cost	54.3	47.3	52.9
Expected return on plan assets	(54.9)	(44.3)	(50.5)
Prior service cost amortization	0.4	0.4	0.3
Transition obligation amortization	0	0.1	0.1
Actuarial loss amortization	5.1	2.1	3.0
Settlement / curtailment loss (gain)	4.6	3.3	(0.5)
Net periodic pension expense	$ 22.9	$ 21.0	$ 17.9